UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Countrywide Investments, Inc.
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Address:  312 Walnut Street, 21st Floor
          ----------------------------------------------------------------------
          Cincinnati, Ohio  45202
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          ----------------------------------------------------------------------

Form 13F File Number: 28-4774
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maryellen Peretzky
          ----------------------------------------------------------------------
Title:    Chief Operations Officer, Secretary
          ----------------------------------------------------------------------
Phone:    513-629-2000
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Maryellen Peretzky              Cincinnati, Ohio                  5/14/99
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 121
                                        -------------------

Form 13F Information Table Value Total: $298,918
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:               ITEM 2:     ITEM 3:   ITEM 4:   ITEM 5:          ITEM 6:        ITEM 7:             ITEM 8:
-----------------------       -------  -----------  -------  ---------  --------------------  --------  ----------------------------
    NAME OF ISSUER             TITLE      CUSIP      FAIR    SHARES OR       INVESTMENT       MANAGERS        VOTING AUTHORITY
                              OF CLASS    NUMBER    MARKET   PRINCIPAL       DISCRETION                 --------  --------  --------
                                                     VALUE    AMOUNT    ------- ----- ------               (A)       (B)       (C)
                                                                          (A)    (B)   (C)                SOLE     SHARED     NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------------- -------  -----------  -------  ---------  ------- ----- ------  --------  --------  --------  --------
AFLAC INC                       COM    001055 10 2     5,525  101,495      X                            40,000                61,495
AES CORP                        COM    00130H 10 5     2,745   73,700      X                            45,000                28,700
AT&T CORP                       COM    001957 10 9     4,413   55,292      X                            30,000                25,292
ABBOTT LABS                     COM    002824 10 0     2,453   52,400      X                            30,000                22,400
AIRTOUCH COMMUNICATIONS INC     COM    00949T 10 0       506    5,235      X                                                   5,235
ALBERTSONS INC                  COM    013104 10 4     2,218   40,780      X                            15,000                25,780
ALCOA INC                       COM    013817 10 1       231    5,600      X                                                   5,600
AMERICA ONLINE                  COM    02364J 10 4       206    1,400      X                                                   1,400
AMERICAN EXPRESS CO             COM    025816 10 9       907    7,705      X                                                   7,705
AMERICAN HOME PRODS CORP        COM    026609 10 7     7,972  122,175      X                            25,000                97,175
AMERICAN INTL GROUP INC         COM    026874 10 7     4,573   37,909      X                            18,500                19,409
AMERICAN WTR WKS INC            COM    030411 10 2     2,184   75,150      X                            70,000                 5,150
AMERITECH CORP NEW              COM    030954 10 1     4,268   73,856      X                             7,800                66,056
AMGEN INC                       COM    031162 10 0       237    3,162      X                                                   3,162
ANHEUSER BUSCH COS INC          COM    035229 10 3       381    5,000      X                                                   5,000
APACHE CORP                     COM    037411 10 5     1,445   55,450      X                            35,000                25,450
ASSOCIATES FIRST CAP CORP       CL A   046008 10 8       216    4,808      X                                                   4,808
BRITISH PETRO CO                ADR    055622 10 4       214    2,117      X                                                   2,117
BALTIMORE GAS & ELEC CO         COM    059165 10 0     1,283   50,550      X                            50,050                   500
BANC ONE CORP                   COM    059438 10 1       868   15,763      X                                                  15,763
BANK NEW YORK CO. INC           COM    064057 10 2     7,480  218,150      X                            88,000               130,150
BANKAMERICA CORP NEW            COM    06605F 10 2       291    4,120      X                                                   4,120
BELL ATLANTIC CORP              COM    077853 10 9     3,203   61,962      X                            50,000                11,962
BELLSOUTH CORP                  COM    079860 10 2     6,263  156,338      X                            97,000                59,338
BRISTOL  MYERS  SQUIBB  CO      COM    110122 10 8       923   14,400      X                                                  14,400
CLECO CORP                      COM    12561M 10 7       885   30,000      X                            30,000
CMS ENERGY CORP                 COM    125896 10 0     2,555   63,750      X                            60,000                 3,750
CAMPBELL SOUP CO                COM    134429 10 9       236    5,800      X                                                   5,800
CHASE MANHATTAN CORP NEW        COM    16161A 10 8       318     3908      X                                                   3,908
CHEVRON CORPORATION             COM    166751 10 7       684    7,704      X                                                   7,704
CINCINNATI FINL CORP            COM    172062 10 1       693   19,019      X                                                  19,019
CINERGY CORP                    COM    172474 10 8     2,079   75,600      X                            50,000                25,600
CISCO SYS INC                   COM    17275R 10 2     1,768   16,135      X                                                  16,135
CITIGROUP INC                   COM    172967 10 1       757   11,855      X                                                  11,855
COCA  COLA  CO                  COM    191216 10 0     1,597   26,019      X                                                  26,019
COMMERCE BANCSHARES INC         COM    200525 10 3       440   11,419      X                                                  11,419
COMPAQ COMPUTER CORP            COM    204493 10 0     4,495  141,839      X                            40,000               101,839
CONAGRA INC                     COM    205887 10 2       577   22,500      X                                                  22,500
DPL INC                         COM    233293 10 9     1,341   81,284      X                            75,000                 6,284
DELL COMPUTER CORP              COM    247025 10 9       327    8,000      X                                                   8,000
DIEBOLD INC                     COM    253651 10 3     1,098   45,750      X                            30,000                15,750
DISNEY WALT CO                  COM    254687 10 6     3,588  115,259      X                            52,294                62,965
DU PONT E I DE NEMOURS & CO     COM    263534 10 9     3,912   67,375      X                            25,000                42,375
DUKE ENERGY CORP                COM    264399 10 6     2,759   50,475      X                            42,000                80,475
EASTMAN KODAK CO                COM    277461 10 9       287    4,500      X                                                   4,500
EMERSON ELEC CO                 COM    291011 10 4     1,380   26,070      X                            21,000                 5,070
ENRON CORP                      COM    293561 10 6     3,961   61,655      X                            25,000                36,655
EQUIFAX INC                     COM    294429 10 5       426   12,400      X                                                  12,400
EXXON CORP                      COM    302290 10 1     3,361   47,636      X                                                  47,636
FPL GROUP INC                   COM    302571 10 4     2,439   45,800      X                            45,000                   800
FEDERAL HOME LN MTG CORP        COM    313400 30 1     6,383  111,462      X                            36,000                75,462
FEDERAL NATL MTG ASSN           COM    313586 10 9     2,252   32,520      X                                                  32,520
FEDERATED DEPT STORES INC DEL   COM    31410H 10 1       381    9,500      X                                                   9,500
FIDELITY FINANCIAL OF OHIO      COM    31614P 10 7       209   17,087      X                                                  17,087
FIFTH THIRD BANCORP             COM    316773 10 0    14,913  226,175      X                             6,750               219,425
FIRST VA BANKS INC              COM    337477 10 3       219    4,800      X                                                   4,800
FIRSTAR CORP                    COM    33763V 10 9     4,849   54,175      X                             8,000                46,175
FORD MTR CO DEL                 COM    345370 10 0       862   15,206      X                                                  15,206
GTE CORP                        COM    362320 10 3     4,838   79,960      X                            45,000                34,960
GANNETT INC                     COM    364730 10 1       315    5,000      X                                                   5,000
GAP INC DEL                     COM    364760 10 8     7,020  104,297      X                            69,750                34,547
GENERAL ELEC CO                 COM    369604 10 3     7,951   71,870      X                            21,000                50,870
HEINZ H J CO                    COM    423074 10 3       215    4,535      X                                                   4,535
HEWLETT PACKARD CO              COM    428236 10 3     4,024   59,335      X                            23,100                36,235
HOME DEPOT INC                  COM    437076 10 2       367    5,894      X                                                   5,894
HORACE MANN EDUCATORS CORP NEW  COM    440327 10 4     1,756   75,725      X                            40,000                35,725
HUBBELL INC                     L B    443510 20 1       258    6,450      X                                                   6,450
HUNTINGTON BANCSHARES INC       COM    446150 10 4       438   14,163      X                                                  14,163
INDYMAC MTG HLDGS INC           COM    456607 10 0     1,075   98,855      X                                                  98,855
INTEL CORP                      COM    458140 10 0     7,604   63,926      X                            26,400                37,526
INTERNATIONAL BUSINESS MACHS    COM    459200 10 1     2,435   13,740      X                                                  13,740
JOHNSON & JOHNSON               COM    478160 10 4     4,780   51,075      X                            22,000                29,075
KANSAS CITY PWR & LT CO         COM    485134 10 0     1,331   54,070      X                            50,000                 4,070
KEYCORP NEW                     COM    493267 10 8     1,167   38,503      X                                                  38,503
KIMBERLY CLARK CORP             COM    494368 10 3       230    4,800      X                                                   4,800
KROGER CO                       COM    501044 10 1       281    4,700      X                                                   4,700
LILLY ELI & CO                  COM    532457 10 8     1,383   16,300      X                                                  16,300
LOWES COS INC                   COM    548661 10 7     1,143   18,900      X                                                  18,900
LUCENT TECHNOLOGIES INC         COM    549463 10 7     7,170   66,446      X                            27,776                38,670
MCN ENERGY GROUP INC            COM    55267J 10 0     1,430   89,050      X                            70,000                19,050
MCI WORLDCOM INC                COM    55268B 10 6     2,892   32,650      X                            26,000                 6,650
MATTEL INC                      COM    577081 10 2     3,026  121,471      X                            55,000                66,471
MAY DEPT STORES CO              COM    577778 10 3       235    6,000      X                                                   6,000
MCDONALDS CORP                  COM    580135 10 1     7,563  166,900      X                            64,800               102,100
MCGRAW HILL COS INC             COM    580645 10 9       230    4,220      X                                                   4,220
MELLON BK CORP                  COM    585509 10 2       784   11,135      X                                                  11,135
MERCK & CO INC                  COM    589331 10 7     7,937   99,042      X                            20,000                79,042
MERRILL LYNCH & CO INC          COM    590188 10 8       451    5,100      X                                                   5,100
MICROSOFT CORP                  COM    594918 10 4       853    9,520      X                                                   9,520
MOBIL CORP                      COM    607059 10 2       458    5,200      X                                                   5,200
MONSANTO CO                     COM    611622 10 7       441    9,600      X                                                   9,600
MOTOROLA INC                    COM    620076 10 9     2,273   31,035      X                            11,250                19,785
NEWELL RUBBERMAID CO            COM    651192 10 6     3,486   73,400      X                            35,000                38,400
NORTHN STS PWR CO MINN          COM    665772 10 9     1,461   63,000      X                            60,000                 3,000
NORTHERN TELECOM LTD            COM    665815 10 6     2,844   45,780      X                            15,000                30,780
ONEOK INC NEW                   COM    682680 10 3       619   25,000      X                            25,000
PAINE WEBBER GROUP INC          COM    695629 10 5       231    5,800      X                                                   5,800
PEPSICO INC                     COM    713448 10 8     4,632  118,210      X                            42,800                75,410
PFIZER  INC                     COM    717081 10 3    13,587   97,925      X                            26,600                71,325
PHILIP MORRIS COS INC           COM    718154 10 7       633   18,000      X                                                  18,000
PIEDMONT NAT GAS INC            COM    720186 10 5       224    6,400      X                                                   6,400
PITNEY BOWES INC                COM    724479 10 0       459    7,200      X                                                   7,200
PROCTER & GAMBLE CO             COM    742718 10 9    28,334  289,310      X                            36,200               253,110
PROVIDENT FINL GROUP INC        COM    743866 10 5       310    8,069      X                                                   8,069
QUALCOMM INC                    COM    747525 10 3       267    2,150      X                                                   2,150
RAYTHEON CO                     CL B   755111 40 8       290    4,950      X                                                   4,950
SBC COMMUNICATIONS INC          COM    78387G 10 3       771   16,333      X                                                  16,333
SARA LEE CORP                   COM    803111 10 3     2,150   86,850      X                            41,600                42,250
SCANA CORP                      COM    805898 10 3     1,301   60,000      X                            60,000
SCHERING PLOUGH CORP            COM    806605 10 1     3,073   55,600      X                            12,000                33,600
SCHLUMBERGER LTD                COM    806857 10 8       253    4,200      X                                                   4,200
SUN MICROSYSTEMS INC            COM    866810 10 4     7,507   60,050      X                            29,000                31,050
SUNTRUST BANKS INC              COM    867914 10 3       366    5,876      X                             5,000                   876
TJX COMPANIES INC               COM    872540 10 9       240    7,050      X                                                   7,050
TIME WARNER INC                 COM    887315 10 9       319    4,500      X                                                   4,500
TORONTO - DOMINION BANK         COM    891160 50 9       744   16,200      X                                                  16,200
WICOR INC                       COM    929253 10 2     1,012   50,000      X                            50,000
WACHOVIA CORP                   COM    929771 10 3       796    9,800      X                                                   9,800
WAL MART STORES INC             COM    931142 10 3       596    6,460      X                                                   6,460
WARNER LAMBERT CO               COM    934488 10 7     1,000   15,100      X                                                  15,100
WELLS FARGO & CO NEW            COM    949746 10 1     4,023  114,738      X                            30,000                84,738